CORPORATE INCOME TAX - Major components of tax expense (Details) ₫ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 VND (₫) [1]	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2021 VND (₫)
Income taxes
Current income tax expense				₫ 111,426	$ 4,668,859		₫ 58,701
Deferred tax income	₫ (9,809)	$ (404,328)	₫ (40,537)	(22,294)	(934,174)	₫ 946,738	150,536
Income tax expense reported in the consolidated statement of operations	₫ 37,372	$ 1,540,478	₫ (40,538)	₫ 89,132	$ 3,734,685	₫ 946,738	₫ 209,237

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).